NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Total minimum lease payments to be received	88,973	83,079	12,083
Initial direct cost	86	-	-
	89,059	83,079	12,083
Unearned income	(16,107)	(10,464)	(1,521)
Net investment in direct finance leases	72,952	72,615	10,562
Current	18,900	29,638	4,311
Non-current	54,052	42,977	6,251
Total	72,952	72,615	10,562

Schedule of Future Minimum Lease Payments
	Future minimum lease payments
	RMB	US$
2019	31,884	4,637
2020	16,204	2,357
2021	15,087	2,194
2022	13,969	2,032
2023	3,076	447
Above 5 years	2,859	416